Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2022 CLP ($)	Dec. 31, 2021	Dec. 31, 2020 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue of operating segments, percentage		10.00%
Profit or loss, percentage		10.00%
Assets of operating segment, percentage		10.00%
Foreign exchange rate (in Dollars)			$ 1
Average incremental interest rate	1.59%
PD equal percentage		100.00%
Fogape's annual sales, description		the Chilean government announced a series of measures to support lending, which included additional funds to the Guarantee Fund for Small Companies (Fogape), a state fund that guarantees loans, leases and other credits provided to small businesses.The chilean Banks, including us, provided loans with preferential interest rates (MPR plus 3%) and terms of up to 48 months to eligible companies (“Fogape loans”), and 6-month grace period before repayment, guaranteed by the government fund. In February 2021, the government approved the FOGAPE 2.0 – or FOGAPE Reactiva – under this new programme, the maximum rate was set at a monthly rate of TPM (overnight rate) plus 0.6% (7.2% annual rate).
Average cost to sale, percentage		4.00%	5.80%
Net income, percentage	30.00%
Employee carrying out duties	60 years
Sale of investments (in Pesos)	$ 188
CLF [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Foreign exchange rate	35,110.98	30,991.74
Banco Santander Spain [Member] | Banco Santander-Chile [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Proportion of ownership interest in subsidiary	99.50%
Banco Santander Spain [Member] | Teatinos Siglo XXi inversiones Ltda [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Banco Santander Spain [Member] | Santander-Chile Bank [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Proportion of ownership interest in subsidiary	67.18%
Expected Credit Losses [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
PD equal percentage		100.00%
Bottom of range [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of inflation	13.30%
Top of range [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of inflation		6.60%